Long-Term Debt - Additional Information - Senior unsecured bonds (Detail) (Teekay Offshore [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	May 31, 2014	Nov. 30, 2013	Sep. 30, 2013
Logitel Offshore Holdings [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount	$ 26.8
Five-year senior unsecured bonds [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		300.0
Debt instrument, carrying amount	300.0
Fixed interest rate of bonds		6.00%
Ten-year senior unsecured bonds [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued			174.2	174.2
Debt instrument, carrying amount	$ 166.1
Fixed interest rate of bonds			4.96%	4.96%
Debt instrument collateral, description	The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans	Semi-annual repayments